Note 6	9 Months Ended
Jul. 31, 2012
Product Warranty Disclosure [Text Block]
6.  We establish a warranty accrual for repair costs under $5,000 per occurrence to homes, community amenities, and land development infrastructure.  We accrue for warranty costs as part of cost of sales at the time each home is closed and title and possession have been transferred to the homebuyer.  In addition, we accrue for warranty costs over $5,000 per occurrence as part of our general liability insurance deductible, which is expensed as selling, general, and administrative costs.  For homes delivered in fiscal 2012 and 2011, our deductible under our general liability insurance is $20 million per occurrence for construction defects and warranty claims.  For bodily injury claims, our deductible per occurrence in 2012 and 2011 is $0.1 million up to a $5 million limit.  Our aggregate retention in 2012 and 2011 is $21 million for construction defects, warranty and bodily injury claims.  Additions and charges in the warranty reserve and general liability reserve for the three and nine months ended July 31, 2012 and 2011 were as follows:

	Three Months Ended July 31,		Nine Months Ended July 31,
(In thousands)	2012	2011	2012	2011

Balance, beginning of period	$123,580	$118,767	$123,865	$125,268
Additions	6,882	9,663	23,964	22,508
Charges incurred	(8,346)	(9,359)	(25,713)	(28,705)
Balance, end of period	$122,116	$119,071	$122,116	$119,071

Warranty accruals are based upon historical experience.  We engage a third-party actuary that uses our historical warranty and construction defect data and worker’s compensation data to assist us in estimating our reserves for unpaid claims, claim adjustment expenses and incurred but not reported claims reserves for the risks that we are assuming under the general liability and workers compensation programs.  The estimates include provisions for inflation, claims handling, and legal fees.

Insurance claims paid by our insurance carriers, excluding insurance deductibles paid, were $13.8 million and $1.7  million for the three months ended July 31, 2012 and 2011, respectively, and $16.4 million and $8.1 million for the nine months ended July 31, 2012 and 2011, respectively, for prior year deliveries. In the third quarter of fiscal 2012, we settled two construction defect claims, one claim relating to the Northeast segment and one claim relating to the West segment, which made up the majority of the payments for the period.